UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul M. Ruddock
Title:    Director, Lansdowne Partners Limited
          (the General Partner of Lansdowne Partners Limited Partnership)
Phone:    44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Paul M. Ruddock              London, England               February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total: $778,512
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number     Name
---  --------------------     ----

1.   028-11977                Lansdowne Macro Fund Ltd.

2.   028-11976                Lansdowne Global Financials Fund Ltd.

3.   028-11978                Lansdowne UK Equity Fund Ltd.

4.   028-11979                Lansdowne European Equity Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2006
COLUMN 1                          COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COL 7      COLUMN 8

                                                               VALUE    SHRS OR   SHR/ PUT/               OTH.
NAME OF ISSUER                 TITLE OF CLASS      CUSIP      ($X000)   PRN AMT   PRN  CALL   INV.DISC.   MGR    VOTING AUTHORITY
--------------                 --------------      -----      -------   -------   ---  ----   ---------   ---    ----------------
ALLEGHENY ENERGY INC                COM         017361 10 6         4          93 SH           SOLE                   SOLE
ALLEGHENY ENERGY INC                COM         017361 10 6       205       4,476 SH          DEFINED      1         SHARED
ALLTEL CORP                         COM         020039 10 3         5          75 SH           SOLE                   SOLE
ALLTEL CORP                         COM         020039 10 3       217       3,593 SH          DEFINED      1         SHARED
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W 10 5     8,592     190,000 SH           SOLE                   SOLE
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W 10 5     2,926      64,700 SH           SOLE                   SOLE
AMERICAN ELEC PWR                   COM         025537 10 1         4          99 SH           SOLE                   SOLE
AMERICAN ELEC PWR                   COM         025537 10 1       204       4,783 SH          DEFINED      1         SHARED
ATMEL CORP                          COM         049513 10 4         1         203 SH           SOLE                   SOLE
ATMEL CORP                          COM         049513 10 4        59       9,830 SH          DEFINED      1         SHARED
BANCO BRADESCO S A             SP ADR PFD NEW   059460 30 3    18,888     468,100 SH           SOLE                   SOLE
BANCO DE CHILE                 SPONSORED ADR    059520 10 6     3,202      62,185 SH           SOLE                   SOLE
BIOTECH HOLDRS TR              DEPOSTRY RCPTS   09067D 20 1       558       3,038 SH           SOLE                   SOLE
BIOTECH HOLDRS TR              DEPOSTRY RCPTS   09067D 20 1    27,000     146,962 SH          DEFINED      1         SHARED
CEMEX SAB DE CV                SPON ADR 5 ORD   151290 88 9    21,500     634,600 SH           SOLE                   SOLE
CENTERPOINT ENERGY INC              COM         15189T 10 7         5         327 SH           SOLE                   SOLE
CENTERPOINT ENERGY INC              COM         15189T 10 7       297      17,932 SH          DEFINED      1         SHARED
DYNEGY INC NEW                      CL A        26816Q 10 1         4         605 SH           SOLE                   SOLE
DYNEGY INC NEW                      CL A        26816Q 10 1       212      29,243 SH          DEFINED      1         SHARED
FLUOR CORP                          COM         343412 10 2        93       1,139 SH           SOLE                   SOLE
FLUOR CORP                          COM         343412 10 2     4,651      56,961 SH          DEFINED      1         SHARED
FOSTER WHEELER LTD                SHS NEW       G36535 13 9       109       1,985 SH           SOLE                   SOLE
FOSTER WHEELER LTD                SHS NEW       G36535 13 9     5,476      99,315 SH          DEFINED      1         SHARED
FPL GROUP INC                       COM         302571 10 4         6         113 SH           SOLE                   SOLE
FPL GROUP INC                       COM         302571 10 4       299       5,488 SH          DEFINED      1         SHARED
GENESIS LEASE LTD                   ADR         37183T 10 7       420      17,880 SH           SOLE                   SOLE
GENESIS LEASE LTD                   ADR         37183T 10 7     3,105     132,120 SH          DEFINED      2         SHARED
GFI GROUP INC                       COM         361652 20 9     6,129      98,440 SH           SOLE                   SOLE
GFI GROUP INC                       COM         361652 20 9    45,133     724,914 SH          DEFINED      2         SHARED
GOODRICH CORP                       COM         382388 10 6         3          69 SH           SOLE                   SOLE
GOODRICH CORP                       COM         382388 10 6       162       3,562 SH          DEFINED      1         SHARED
INDYMAC BANCORP INC                 COM         456607 10 0     3,338      73,906 SH           SOLE                   SOLE
INDYMAC BANCORP INC                 COM         456607 10 0    24,568     544,032 SH          DEFINED      2         SHARED
INDYMAC BANCORP INC                 COM         456607 10 0        92       2,048 SH          DEFINED      1         SHARED
INTERCONTINENTALEXCHANGE INC        COM         45865V 10 0     5,404      50,083 SH           SOLE                   SOLE
INTERCONTINENTALEXCHANGE INC        COM         45865V 10 0    39,794     368,807 SH          DEFINED      2         SHARED
JACOBS ENGR GROUP INC DEL           COM         469814 10 7        95       1,162 SH           SOLE                   SOLE
JACOBS ENGR GROUP INC DEL           COM         469814 10 7     4,741      58,138 SH          DEFINED      1         SHARED
JP MORGAN CHASE & CO                COM         46625H 10 0     3,149      65,200 SH           SOLE                   SOLE
JP MORGAN CHASE & CO                COM         46625H 10 0    23,176     479,839 SH          DEFINED      2         SHARED
JP MORGAN CHASE & CO                COM         46625H 10 0        98       2,032 SH          DEFINED      1         SHARED
KINROSS GOLD CORP                COM NO PAR     496902 40 4        84       7,046 SH           SOLE                   SOLE
KINROSS GOLD CORP                COM NO PAR     496902 40 4     1,461     122,954 SH          DEFINED      3         SHARED
LEVEL 3 COMMUNICATIONS INC          COM         52729N 10 0         8       1,386 SH           SOLE                   SOLE
LEVEL 3 COMMUNICATIONS INC          COM         52729N 10 0       412      73,496 SH          DEFINED      1         SHARED
MARSH & MCLENNAN INC                COM         571748 10 2    28,044     914,689 SH          DEFINED      2         SHARED
MARSH & MCLENNAN INC                COM         571748 10 2     3,808     124,211 SH           SOLE                   SOLE
MITTAL STEEL CO N V            NY REG SH CL A   60684P 10 1    13,398     317,647 SH           SOLE                   SOLE
MITTAL STEEL CO N V            NY REG SH CL A   60684P 10 1    20,599     488,353 SH          DEFINED      4         SHARED
MORGAN STANLEY                    COM NEW       617446 44 8     3,818      46,890 SH           SOLE                   SOLE
MORGAN STANLEY                    COM NEW       617446 44 8    28,104     345,132 SH          DEFINED      2         SHARED
MORGAN STANLEY                    COM NEW       617446 44 8       101       1,237 SH          DEFINED      1         SHARED
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002 10 6       919       6,583 SH           SOLE                   SOLE
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002 10 6    44,470     318,417 SH          DEFINED      1         SHARED
OPEN JT STK CO-VIMPEL COMMU    SPONSORED ADR    68370R 10 9    29,551     374,300 SH           SOLE                   SOLE
OPEN JT STK CO-VIMPEL COMMU    SPONSORED ADR    68370R 10 9     4,742      60,060 SH           SOLE                   SOLE
PARTNERRE LTD                       COM         G6852T 10 5    54,073     761,276 SH          DEFINED      2         SHARED
PARTNERRE LTD                       COM         G6852T 10 5     7,318     103,024 SH           SOLE                   SOLE
PEABODY ENERGY CORP                 COM         704549 10 4       147       3,646 SH           SOLE                   SOLE
PEABODY ENERGY CORP                 COM         704549 10 4     7,369     182,354 SH          DEFINED      1         SHARED
PROSHARES TR                   ULTRASHT SP500   74347R 88 3       238       4,098 SH           SOLE                   SOLE
PROSHARES TR                   ULTRASHT SP500   74347R 88 3     4,918      84,567 SH          DEFINED      3         SHARED
REYNOLDS AMERICAN INC               COM         761713 10 6         4          68 SH           SOLE                   SOLE
REYNOLDS AMERICAN INC               COM         761713 10 6       231       3,527 SH          DEFINED      1         SHARED
SANMINA SCI CORP                    COM         800907 10 7         1         250 SH           SOLE                   SOLE
SANMINA SCI CORP                    COM         800907 10 7        46      13,444 SH          DEFINED      1         SHARED
SEMICONDUCTOR HLDRS TR            DEP RCPT      816636 20 3       511      15,192 SH           SOLE                   SOLE
SEMICONDUCTOR HLDRS TR            DEP RCPT      816636 20 3    24,726     734,808 SH          DEFINED      1         SHARED
SHAW GROUP INC                      COM         820280 10 5       112       3,336 SH           SOLE                   SOLE
SHAW GROUP INC                      COM         820280 10 5     5,590     166,857 SH          DEFINED      1         SHARED
SMURFIT-STONE CONTAINER CORP        COM         832727 10 1        95       8,960 SH           SOLE                   SOLE
SMURFIT-STONE CONTAINER CORP        COM         832727 10 1     4,721     447,106 SH          DEFINED      1         SHARED
SOLECTRON CORP                      COM         834182 10 7         1         276 SH           SOLE                   SOLE
SOLECTRON CORP                      COM         834182 10 7        48      14,939 SH          DEFINED      1         SHARED
STILLWATER MNG CO                   COM         86074Q 10 2       256      20,501 SH           SOLE                   SOLE
STILLWATER MNG CO                   COM         86074Q 10 2     5,347     428,099 SH          DEFINED      3         SHARED
TD AMERITRADE HLDG CORP             COM         87236Y 10 8     8,492     524,869 SH           SOLE                   SOLE
TD AMERITRADE HLDG CORP             COM         87236Y 10 8    62,538   3,865,131 SH          DEFINED      2         SHARED
TRANSOCEAN INC                      ORD         G90078 10 9     1,439      17,790 SH           SOLE                   SOLE
TRANSOCEAN INC                      ORD         G90078 10 9    81,624   1,009,070 SH          DEFINED      4         SHARED
TRANSOCEAN INC                      ORD         G90078 10 9     5,271      65,160 SH           SOLE                   SOLE
TRANSOCEAN INC                      ORD         G90078 10 9    33,582     415,156 SH           SOLE                   SOLE
TRANSOCEAN INC                      ORD         G90078 10 9    14,241     176,056 SH           SOLE                   SOLE
TRANSOCEAN INC                      ORD         G90078 10 9       256       3,164 SH           SOLE                   SOLE
TRANSOCEAN INC                      ORD         G90078 10 9     2,601      32,149 SH           SOLE                   SOLE
UNIBANCO-UNIAO DE BANCOS B     GDR REP PFD UT   90458E 10 7    16,786     180,568 SH           SOLE                   SOLE
UNIBANCO-UNIAO DE BANCOS B     GDR REP PFD UT   90458E 10 7     2,485      26,732 SH           SOLE                   SOLE

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